Significant Accounting Policies - Schedule of Currency Exchange Rates Impact (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Thai Baht [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.0317	0.0291	0.0292
Average Rate	0.0305	0.0284	0.0288
Hong Kong Dollar [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1285	0.1287	0.1282
Average Rate	0.1282	0.1282	0.1282
Chinese Renminbi [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1429	0.137	0.1409
Average Rate	0.1394	0.1391	0.1414